Benefit Plans	12 Months Ended
Dec. 31, 2021
Benefit Plans
Benefit Plans

18. Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. The Company did not make contributions to the plan during the years ended December 31, 2021 or 2020.